Segmented Information and Economic Dependence - Summary of Geographical Segments (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2024	Jan. 31, 2023	Apr. 30, 2023
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 6,221	$ 5,171	$ 18,059	$ 15,044
Non-current assets	63,632		63,632		$ 61,021
Net income (loss)	(2,940)	(4,699)	(9,132)	(21,431)
Interest and accretion	186	119	531	212
Amortization and depreciation	1,309	1,688	4,156	4,702
United States of America
Disclosure Of Geographical Areas [Line Items]
Revenues	3,369	3,006	9,009	6,942
Europe
Disclosure Of Geographical Areas [Line Items]
Revenues	2,594	1,889	7,960	6,816
Canada
Disclosure Of Geographical Areas [Line Items]
Revenues	112	121	356	518
Australia
Disclosure Of Geographical Areas [Line Items]
Revenues	31	90	179	326
North America
Disclosure Of Geographical Areas [Line Items]
Non-current assets	4,650		4,650		1,025
Net income (loss)	765	(3,146)	51	(14,327)
Interest and accretion	95	3	175	14
Amortization and depreciation	137	195	439	563
North America | Corporate
Disclosure Of Geographical Areas [Line Items]
Non-current assets	81		81		89
Net income (loss)	(3,335)	(620)	(6,022)	(4,500)
Interest and accretion	14	2	4	17
Amortization and depreciation	3	4	9	11
Belgium
Disclosure Of Geographical Areas [Line Items]
Non-current assets	37,515		37,515		40,406
Net income (loss)	(1,488)	(1,267)	(3,829)	(3,276)
Interest and accretion	(37)	3	0	12
Amortization and depreciation	608	554	1,817	1,717
Netherlands
Disclosure Of Geographical Areas [Line Items]
Non-current assets	21,386		21,386		$ 19,501
Net income (loss)	1,118	334	668	672
Interest and accretion	114	111	352	169
Amortization and depreciation	561	935	1,891	2,411
Other
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 115	$ 65	$ 555	$ 442